Income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income taxes
Current income tax expense (recovery)	$ (2,157)	$ 4,836	$ 69
Deferred income tax expense (recovery)	97	(1,118)	(1,679)
Income tax expense (recovery)	$ (2,060)	$ 3,718	$ (1,610)